Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

August 31, 2018

Dates Covered
Collections Period	06/06/18 - 08/31/18
Interest Accrual Period	08/01/18 - 09/16/18
30/360 Days	44
Actual/360 Days	47
Distribution Date	09/17/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,018,426,643.60	40,092
Original Yield Supplement Overcollateralization Amount	85,022,527.14	0
Aggregate Starting Principal Balance	1,103,449,170.74	40,092
Principal Payments	74,065,166.91	1,120
Defaulted Receivables	638,986.97	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/18	70,239,213.98	0
Pool Balance at 08/31/18	958,505,802.88	38,952

Pool Statistics	$ Amount	# of Accounts
Pool Factor	93.23%
Prepayment ABS Speed	0.72%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	3,817,511.18	154
Past Due 61-90 days	1,225,567.94	46
Past Due 91-120 days	270,102.86	10
Past Due 121+ days	0.00	0
Total	5,313,181.98	210

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.52%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.15%
Delinquency Trigger Occurred	NO

Recoveries	354,344.83
Aggregate Net Losses/(Gains) - August 2018	284,642.14
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.31%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.03%

Overcollateralization Target Amount	25,400,403.78
Actual Overcollateralization	25,400,403.78
Weighted Average APR	3.57%
Weighted Average APR, Yield Adjusted	6.43%
Weighted Average Remaining Term	63.82

Flow of Funds	$ Amount

Collections	83,830,283.49
Investment Earnings on Cash Accounts	111,797.08
Servicing Fee	(2,605,366.10)
Transfer to Collection Account	0.00
Available Funds	81,336,714.47

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	3,438,960.91
(3) Noteholders' First Priority Principal Distributable Amount	11,554,197.12
(4) Class B Interest	126,993.78
(5) Noteholders' Second Priority Principal Distributable Amount	30,560,000.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	25,400,403.78
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	10,256,158.88

Total Distributions of Available Funds	81,336,714.47

Servicing Fee	2,605,366.10
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Original Note Balance	1,000,620,000.00
Principal Paid	67,514,600.90
Note Balance @ 09/17/18	933,105,399.10

Class A-1
Original Note Balance	186,000,000.00
Principal Paid	67,514,600.90
Note Balance @ 09/17/18	118,485,399.10
Note Factor @ 09/17/18	63.7018275%

Class A-2
Original Note Balance	369,000,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	369,000,000.00
Note Factor @ 09/17/18	100.0000000%

Class A-3
Original Note Balance	326,000,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	326,000,000.00
Note Factor @ 09/17/18	100.0000000%

Class A-4
Original Note Balance	89,060,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	89,060,000.00
Note Factor @ 09/17/18	100.0000000%

Class B
Original Note Balance	30,560,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	30,560,000.00
Note Factor @ 09/17/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	3,565,954.69
Total Principal Paid	67,514,600.90
Total Paid	71,080,555.59

Class A-1
Coupon	2.36000%
Interest Paid	573,086.67
Principal Paid	67,514,600.90
Total Paid to A-1 Holders	68,087,687.57

Class A-2
Coupon	2.80000%
Interest Paid	1,262,800.00
Principal Paid	0.00
Total Paid to A-2 Holders	1,262,800.00

Class A-3
Coupon	3.13000%
Interest Paid	1,247,131.11
Principal Paid	0.00
Total Paid to A-3 Holders	1,247,131.11

Class A-4
Coupon	3.27000%
Interest Paid	355,943.13
Principal Paid	0.00
Total Paid to A-4 Holders	355,943.13

Class B
Coupon	3.40000%
Interest Paid	126,993.78
Principal Paid	0.00
Total Paid to B Holders	126,993.78

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	3.5637452
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	67.4727678
Total Distribution Amount	71.0365130

A-1 Interest Distribution Amount	3.0811111
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	362.9817253
Total A-1 Distribution Amount	366.0628364

A-2 Interest Distribution Amount	3.4222222
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	3.4222222

A-3 Interest Distribution Amount	3.8255556
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.8255556

A-4 Interest Distribution Amount	3.9966666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9966666

B Interest Distribution Amount	4.1555556
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1555556

Noteholders' First Priority Principal Distributable Amount	171.14
Noteholders' Second Priority Principal Distributable Amount	452.64
Noteholders' Principal Distributable Amount	376.22

Account Balances	$ Amount

Reserve Account
Balance as of 08/01/18	2,546,066.61
Investment Earnings	4,000.55
Investment Earnings Paid	(4,000.55)
Deposit/(Withdrawal)	-
Balance as of 09/17/18	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Credit Risk Retention Information

The fair value of the notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$970.02	90.2%
Class B Notes	$30.56	2.8%
Certificates	$74.28	6.9%
Total	$1,074.86	100.0%

The fair value of the Certificates is expected to represent at least 5% of the sum of the fair value of the Notes and the Certficates.